Investment Objectives and Goals - SWP GROWTH & INCOME ETF	Dec. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SWP Growth & Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The SWP Growth & Income ETF (the “Fund”) seeks to provide long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary emphasis on generating current income.